Equity (Share-based Payments to Employees, Non-marketable Options, Grants Parameters) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value | $	$ 629,000,000	$ 583,000,000
Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 8.2
CPI-linked exercise price (in $) | $	$ 8.4
Fair value | $	$ 8,400,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.9
Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 7
CPI-linked exercise price (in $) | $	$ 7.2
Fair value | $	$ 9,000,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.2
Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 3.9
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 4,000,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.1
Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 4.5
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 11,300,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.6
Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 4.4
CPI-linked exercise price (in $) | $	$ 4.3
Fair value | $	$ 8,800,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.4
Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $) | $ / shares	$ 5.4
CPI-linked exercise price (in $) | $	$ 5.3
Fair value | $	$ 7,500,000
Weighted average grant date fair value per option (in $) | $ / shares	$ 1.2
First tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	29.40%
Expected life of options (in years)	4.3
Risk-free interest rate	(0.17%)
First tranche [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	25.40%
Expected life of options (in years)	3
Risk-free interest rate	(1.00%)
First tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
First tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
First tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
First tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	27.85%
Expected life of options (in years)	4.4
Risk-free interest rate	(0.67%)
Second tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.20%
Expected life of options (in years)	5.3
Risk-free interest rate	0.05%
Second tranche [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	25.40%
Expected life of options (in years)	3
Risk-free interest rate	(1.00%)
Second tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
Second tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
Second tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
Second tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	27.85%
Expected life of options (in years)	4.4
Risk-free interest rate	(0.67%)
Third tranche [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	40.80%
Expected life of options (in years)	6.3
Risk-free interest rate	0.24%
Third tranche [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	28.80%
Expected life of options (in years)	4
Risk-free interest rate	(0.88%)
Third tranche [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years)	7
Risk-free interest rate	0.01%
Third tranche [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years)	7
Risk-free interest rate	0.37%
Third tranche [Member] | Granted 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	28.86%
Expected life of options (in years)	7
Risk-free interest rate	0.03%
Third tranche [Member] | Granted 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	27.85%
Expected life of options (in years)	4.4
Risk-free interest rate	(0.67%)